COMMITMENTS AND CONTINGENCIES (Details Narrative)	1 Months Ended
Mar. 29, 2023
COMMITMENTS AND CONTINGENCIES
Description of option agreement	the Company is obligated to make aggregate cash payments of $500,000 within 6 months of execution of the SPA, fund exploration and development work on the Property in 2024 totalling at least $300,000 and transfer to the Optioner not less than 30%